SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of condensed financial statement balances and amounts of Company's VIEs

The following condensed financial statement balances and amounts of the Parent Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Parent Company, its subsidiaries and its VIEs.

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	12,469	14,759
Restricted cash	2,000	2,016
Amounts due from related parties	3	504
Accounts receivable, net	9	30,846
Prepaid expenses and other current assets	29,676	39,109
Deferred tax assets, net	17,010	24,615
Property and equipment, net	3,582	2,372
Right-of-use assets	341	24,430
Other long-term assets	—	1,103
TOTAL ASSETS	65,090	139,754
Payroll and welfare payables	21,755	28,057
Amounts due to related parties	4,559	4,485
Refund liabilities	—	—
Tax payables	232,730	272,964
Accrued expenses and other current liabilities	24,118	46,675
Other payable related to the disposal of Shanghai Caiyin	566,532	322,028
Lease liabilities	170	24,752
TOTAL LIABILITIES	849,864	698,961

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenue	2,151,165	624,868	680,790
Operating income (expense)	583,741	230,415	(15,802)
Net income	571,227	254,283	89,149
Net cash provided by (used in) operating activities	19,465	(40,071)	98,486
Net cash used in investing activities	(35,505)	(62)	(96,180)
Net cash used in financing activities	(12,299)	—	—

Summary of property and equipment estimated useful lives	Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives are:
Category	Estimated useful life
Electronic equipment	3 years

Office equipment & Furniture	5 years

Motor vehicles	4 years

Leasehold improvement	Shorter of the lease term or expected useful life

Software	10 years

Summary of disaggregation of revenue by product

The following table illustrates the disaggregation of revenue by product and services the Company offered in 2019, 2020 and 2021, respectively:

For the year ended December 31, 2019	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	1,742,708	230,024	1,648	1,974,380
Other online standard loan products	4,357	5,854	6	10,217
Offline and non-standard loan products	—	31,169	1,177	32,346
Other services	—	—	213,233	213,233
Total	1,747,065	267,047	216,064	2,230,176

For the year ended December 31, 2020	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	943,084	112,731	—	1,055,815
Offline and non-standard loan products	—	—	—	—
Other services	—	—	244,345	244,345
Total	943,084	112,731	244,345	1,300,160

Summary of incentives paid to investors	Such incentives are recorded as a reduction of revenue over the investment period and the incentive accrued not paid are recorded as refund liabilities based on the management’s best estimate. The Company was released from the obligation under the refund liabilities and recognized as other revenue of amounting to nil, RMB77,045 and nil for the years ended December 31, 2019, 2020 and 2021, respectively.
	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Incentives paid to:
New investors	92,696	—	—
Returning investors	353,297	202,463	—
Total incentives paid to investors	445,993	202,463	—